Exposure to Credit Risk for Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 506	$ 461	[1]
Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.00%
1-90 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.00%
1-90 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	10.00%
91-360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	15.00%
91-360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	25.00%
More than 360 days past due | Bottom of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	50.00%
More than 360 days past due | Top of range [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Trade receivables [member] | Expected credit losses collectively assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 386	294
Trade receivables [member] | Expected credit losses collectively assessed [member] | Current (not past due)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	169	86
Trade receivables [member] | Expected credit losses collectively assessed [member] | 1-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	97	102
Trade receivables [member] | Expected credit losses collectively assessed [member] | 91-360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	62	56
Trade receivables [member] | Expected credit losses collectively assessed [member] | More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, before provision	$ 58	$ 50

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.